Summary of Significant Accounting Policies (Details Narrative) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash equivalents
Concentration risk percentage	3.00%	3.00%